RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Related Party Balance [Abstract]
Trade receivable	$ 420	$ 1,146
Long term deferred revenues	$ 3,864	$ 3,473